Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 823	$ 787		$ 649
Change in advances to suppliers	(3)	(6)		(4)
Change in accruals and payables for property, plant and equipment	(20)	(40)		(22)
Finance leases	0	(1)		(1)
Cash used	$ 800	$ 740	[1]	$ 622	[1]

[1]	Re-presented for discontinued operations (see note A.4.).